Segment Information - Geographical Area - Summary of Operating Results by Geographies Areas (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Additional information by geographies [line items]
Turnover		€ 26,126	€ 26,352	[1]
Change (%)		(0.90%)
Impact of exchange rates (%)	[2],[3]	1.10%
Impact of acquisitions (%)		0.50%
Impact of disposals (%)		(5.50%)
Underlying Sales Growth (%)		3.30%
Underlying Price Growth (%)	[2],[3]	2.10%
Underlying Volume Growth (%)		1.20%
Operating profit		€ 4,589	4,529	[1]
Underlying operating profit		€ 5,054	€ 4,967	[1]
Operating margin (%)		17.60%	17.20%	[1]
Underlying operating margin (%)		19.30%	18.80%	[1]
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover		€ 12,195	€ 11,735
Change (%)		3.90%
Impact of exchange rates (%)	[3]	0.20%
Impact of disposals (%)		(2.30%)
Underlying Sales Growth (%)		6.20%
Underlying Price Growth (%)	[3]	3.20%
Underlying Volume Growth (%)		2.90%
Operating profit		€ 2,339	2,274	[1]
Underlying operating profit		€ 2,526	€ 2,345	[1]
Operating margin (%)		19.20%	19.40%	[1]
Underlying operating margin (%)		20.70%	20.00%	[1]
The Americas [member]
Additional information by geographies [line items]
Turnover		€ 8,141	€ 8,083
Change (%)		0.70%
Impact of exchange rates (%)	[3]	3.10%
Impact of acquisitions (%)		0.60%
Impact of disposals (%)		(5.00%)
Underlying Sales Growth (%)		2.10%
Underlying Price Growth (%)	[3]	2.20%
Underlying Volume Growth (%)		(0.10%)
Operating profit		€ 1,270	1,172	[1]
Underlying operating profit		€ 1,425	€ 1,349	[1]
Operating margin (%)		15.60%	14.50%	[1]
Underlying operating margin (%)		17.50%	16.70%	[1]
Europe [member]
Additional information by geographies [line items]
Turnover		€ 5,790	€ 6,534
Change (%)		(11.40%)
Impact of acquisitions (%)		1.30%
Impact of disposals (%)		(12.00%)
Underlying Sales Growth (%)		(0.60%)
Underlying Price Growth (%)	[3]	(0.40%)
Underlying Volume Growth (%)		(0.20%)
Operating profit		€ 980	1,083	[1]
Underlying operating profit		€ 1,103	€ 1,273	[1]
Operating margin (%)		16.90%	16.60%	[1]
Underlying operating margin (%)		19.10%	19.50%	[1]

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details.
[3]	Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details. See page 6 for further details.